Risk Assurance Liabilities - Summary of Movement of Risk Assurance Liabilities (Detail)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Guarantees [Abstract]
Balance at the beginning of the year	¥ 699,022,914	$ 101,348,795	¥ 460,829,299
Fair value of risk assurance liabilities upon the inception of new loans	45,521,150	6,599,946	443,831,604
Performed risk assurance liabilities	(642,104,046)	(93,096,335)	(403,388,438)
Net loss on risk assurance liabilities	299,863,403	43,476,107	197,750,449	¥ 2,268,180
Balance at the end of the year	¥ 402,303,421	$ 58,328,513	¥ 699,022,914	¥ 460,829,299